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BRENDEN P. CARROLL brenden.carroll@dechert.com +1 202 261 3458 Direct +1 202 261 3333 Fax

December 17, 2015

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)
File Nos. 033-17619 and 811-05349
Post-Effective Amendment Nos. 511 and 512 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 511 (the “Amendment”) to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Post-Effective Amendment No. 512 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Investment Company Act”). This Amendment is being filed for the primary purpose of registering Class A Shares and Class C Shares of the Goldman Sachs Financial Square Government Fund and the Goldman Sachs Financial Square Tax-Free Money Market Fund (the “Funds”).

The Funds are existing series of the Registrant that currently offer Institutional (FST) Shares, Service Shares, Administration Shares, Preferred Shares, Select Shares, Capital Shares, Cash Management Shares, Premier Shares and Resource Shares, and the Amendment is making no material changes to the Funds’ investment strategies, policies or risks. We hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff of the changes contained herein. The changes contained in this Amendment are solely to reflect the addition of Class A Shares and Class C Shares, and the Funds’ investment strategies, policies and risks are “not substantially different” from the disclosures that the Registrant previously filed in Post-Effective Amendment No. 504 to the Registrant’s registration statement on Form N-1A.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll